Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 7,819	$ (80,224)	$ 106,453
Adjustments for:
Depreciation and amortization (including right-of-use-assets)	496,311	417,929	326,400
Allowance for credit losses	1,330	1,672	795
Finance income	(38,222)	(12,902)	(3,531)
Finance cost	218,130	191,809	138,890
Net foreign exchange loss (gain) differences	25,471	(8,669)	80,372
Derivative financial instruments	579	161	688
Amortized Cost (CEBUR)	634	566	412
Net gain on disposal of rotable spare parts, furniture and equipment	(11,815)	(19,548)	(9,546)
Employee benefits	3,296	7,210	552
Aircraft and engine lease extension benefit and other benefits from service agreements	(761)	(517)	(519)
Income tax (benefit) expense	(377)	(52,139)	30,573
Management incentive and long-term incentive plans	5,769	709	(1,273)
Cash flows from operating activities before changes in working capital	708,164	446,057	670,266
Changes in operating assets and liabilities:
Related parties	3,390	6,570	3,392
Other accounts receivable	(7,784)	49,670	(15,787)
Recoverable and prepaid taxes	69,607	(33,293)	16,918
Inventories	(359)	(1,361)	(857)
Prepaid expenses	(24,488)	(21,489)	645
Other assets	(1,904)	(12,494)	3,435
Guarantee deposits	(58,243)	(13,445)	(52,048)
Suppliers	36,620	86,627	6,168
Accrued liabilities	(24,929)	17,201	45,053
Other taxes and fees payable	(9,453)	44,985	12,972
Unearned transportation revenue	(3,069)	42,487	20,023
Derivative Financial instruments			(1,854)
Other liabilities	41,775	40,429	76,687
Cash generated from operating activities	729,327	651,944	785,013
Interest received	38,222	12,902	3,531
Income taxes paid	(37,724)	(51,244)	(3,188)
Net cash flows provided by operating activities	729,825	613,602	785,356
Investing activities
Acquisitions of rotable spare parts, furniture and equipment	(480,753)	(347,147)	(186,121)
Acquisitions of intangible assets	(10,387)	(6,790)	(10,063)
Acquisitions of subsidiaries			(79)
Acquisitions of other investments	(17,012)
Pre-delivery payments reimbursements	45,085	221,253	43,678
Proceeds from disposals of rotable spare parts, furniture and equipment	122	1,990	17,940
Proceeds from disposals of aircraft	901
Net cash flows used in investing activities	(462,044)	(130,694)	(134,645)
Financing activities
Transaction costs related to the CEBUR offering and other financing	(2,547)
Proceeds from exercised stock options	11		2,859
Proceeds from sale of treasury shares	1,018
Financial instrument (CEBUR)	(1,493)
Treasury shares purchase	(4,021)	(5,239)	(4,366)
Interest paid	(37,179)	(17,637)	(12,477)
Payments of principal portion of lease liabilities	(529,074)	(449,004)	(458,968)
Payments of financial debt	(97,909)	(196,565)	(76,936)
Proceeds from financial debt	456,808	155,357	114,704
Net cash flows used in financing activities	(214,386)	(513,088)	(435,184)
Increase (decrease) in cash, cash equivalents and restricted cash	53,395	(30,180)	215,527
Net foreign exchange differences on cash balance	8,906	911	19,127
Cash, cash equivalents and restricted cash at beginning of year	711,853	741,122	506,468
Cash, cash equivalents and restricted cash at end of year	$ 774,154	$ 711,853	$ 741,122